Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Vessel Operating and Supervision Costs
Crew and vessel management employee costs	$ 27,569	$ 24,819	$ 56,113	$ 49,661
Technical maintenance expenses	8,417	9,573	16,596	17,749
Other vessel operating expenses	6,460	6,296	13,374	12,531
Total	$ 42,446	$ 40,688	$ 86,083	$ 79,941